T. ROWE PRICE Target 2035 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 33 .1%
T. Rowe Price Funds:
New Income Fund  47,699 9,862 7,291 6,486,971 52,026
Limited Duration Inflation Focused
Bond Fund  44,431 11,085 6,717 10,608,201 49,752
International Bond Fund (USD
Hedged)  16,688 3,944 2,515 2,183,386 18,668
U.S. Treasury Long-Term Index
Fund  14,848 2,499 2,830 2,108,287 15,707
Dynamic Global Bond Fund  11,357 2,226 1,914 1,543,451 12,116
Emerging Markets Bond Fund  10,383 2,411 1,666 1,248,886 11,677
High Yield Fund  9,565 1,988 1,423 1,754,483 10,474
Floating Rate Fund  3,578 733 546 405,341 3,762
Total Bond Mutual Funds (Cost $ 183,353 ) 174,182
EQUITY MUTUAL FUNDS 64 .7%
T. Rowe Price Funds:
Value Fund  56,398 8,702 9,330 1,171,086 55,580
Growth Stock Fund  52,618 7,324 10,068 486,133 51,637
U.S. Large-Cap Core Fund  37,041 5,325 5,781 874,651 36,552
Equity Index 500 Fund  31,430 7,129 8,079 218,164 34,210
Overseas Stock Fund  27,670 3,621 3,723 2,057,296 27,588
International Value Equity Fund  26,836 2,843 3,760 1,450,062 26,884
International Stock Fund  24,035 2,349 3,392 1,147,245 23,576
Real Assets Fund  22,419 2,798 2,888 1,518,059 22,300
Mid-Cap Growth Fund  13,296 2,277 2,312 126,093 12,514
Mid-Cap Value Fund  12,376 2,484 2,122 368,099 11,949
Emerging Markets Discovery Stock
Fund  9,948 1,169 1,227 712,776 10,093
Emerging Markets Stock Fund  7,805 1,539 1,145 243,906 8,261
Small-Cap Value Fund  7,437 1,284 1,294 138,862 7,315
Small-Cap Stock Fund  7,295 1,592 2,008 116,235 6,566
New Horizons Fund (2) 5,505 710 711 98,879 5,531
Total Equity Mutual Funds (Cost $ 250,140 ) 340,556
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  44 5,415 5,392 664 64
Total Other Mutual Funds (Cost $ 67 ) 64

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .2%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 12,141 16,720 17,069 11,792,108 11,792
Total Short-Term Investments (Cost $ 11,792 ) 11,792
Total Investments in Securities 100.0%
(Cost $445,352) $ 526,594
Other Assets Less Liabilities (0.0)% (237)
Net Assets 100.0% $ 526,357
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (167) $ 447 $ 329
Emerging Markets Bond Fund  (230) 549 570
Emerging Markets Discovery Stock Fund  11 203 419
Emerging Markets Stock Fund  (28) 62 162
Equity Index 500 Fund  472 3,730 346
Floating Rate Fund  (5) (3) 228
Growth Stock Fund  5,447 1,763 106
High Yield Fund  (100) 344 555
International Bond Fund (USD Hedged)  (144) 551 503
International Stock Fund  312 584 429
International Value Equity Fund  239 965 873
Limited Duration Inflation Focused Bond Fund  (572) 953 2,034
Mid-Cap Growth Fund  1,320 (747) 81
Mid-Cap Value Fund  1,561 (789) 235
New Horizons Fund  283 27 —
New Income Fund  (694) 1,756 1,859
Overseas Stock Fund  181 20 871
Real Assets Fund  10 (29) 540
Small-Cap Stock Fund  1,049 (313) 97
Small-Cap Value Fund  643 (112) 118
Transition Fund  (43) (3) —
U.S. Large-Cap Core Fund  2,628 (33) 429
U.S. Treasury Long-Term Index Fund  (802) 1,190 471
Value Fund  4,670 (190) 950
U.S. Treasury Money Fund, 4.44% — — 418
Totals $ 16,041 # $ 10,925 $ 12,623 +

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $13,474 of the net realized gain (loss).
+ Investment income comprised $12,623 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F195-054Q3 02/25